Discontinued operations and assets and liabilities of disposal groups - Operating cash flows attributable to discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncurrent assets or disposal groups classified as held for sale
Net cash flows from investing activities	£ 6,164
Discontinued operations
Noncurrent assets or disposal groups classified as held for sale
Net cash flows from operating activities	1,090	£ 2,212	£ (816)
Net increase in cash and cash equivalents	£ 7,254	£ 2,212	£ (816)